Earnings per share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 551,586	$ 17,459,352	$ 3,608,700	$ 9,291,912
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	0			(171,968)
Less: Undistributed earnings allocated to non-vested shares	0			(188,357)
Net income attributable to common shareholders, basic	551,586			8,527,420
Net income attributable to common shareholders, diluted	$ 551,586			$ 8,527,420
Weighted average number of shares outstanding, basic	31,826			54,217
Weighted average number of shares outstanding, diluted	74,683			146,116
Earnings per share, basic	$ 17.33			$ 157.28
Earnings per share, diluted	$ 7.39			$ 63.08
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	$ 0			$ (404,167)